Selling and Marketing Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses

Selling and marketing expenses were as follows:

	Year ended June 30,
	2025	2024	2023
	$	$	$
Staff costs and employee benefits	1,037,747	1,060,564	964,698
Consultancy fee	1,083,143	2,597,503	1,888,128
Transportation and handling	696,583	1,178,114	1,468,035
Advertisement expenses	26,231	19,118	18,361
Depreciation and amortization	3,445	3,206	3,227
Other	486,971	793,000	533,201
Total	3,334,120	5,651,505	4,875,650